Organization and principal activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company and its Subsidiaries

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	June 30, 2024	June 30, 2023	Place of incorporation	Principal activities
Fitell Corporation	April 11, 2022	Parent	Parent	Cayman Islands	Investment holdings

KMAS Capital and Investment Pty Ltd	July 26, 2016	100%	100%	Australia	Investment holdings

GD Wellness Pty Ltd	July 22, 2005	100%	100%	Australia	Sales of gym and fitness equipment